Commitments and Contingencies (Details) ¥ in Thousands	May 16, 2024 CNY (¥)	Feb. 14, 2024 shares	Mar. 02, 2022 shares	Jan. 20, 2022 shares	May 16, 2024 USD ($)
Commitments and Contingencies [Line Items]
Consideration for ordinary shares			5,823,363	5,823,363
Reverse stock splits shares		6,800		58
Pay damages amount (in Yuan Renminbi) | ¥	¥ 4,540
Provision for estimated losses (in Dollars) | $					$ 637,019
Lianbao [Member]
Commitments and Contingencies [Line Items]
Equity interests percentage				40.00%